Consolidated Statements of Changes In Equity Statement - USD ($) $ in Millions		Total	Share Capital		Treasury Shares	Additional Paid-in Capital	Retained Earnings	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH	Unrealized Gains (Losses) on Investments in Equity Instruments at FVOCI	Recognized actuarial (losses) gains	Equity attributable to the equity holders of the parent	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2016	[1]		1,020,000,000
Beginning balance at Dec. 31, 2016		$ 32,325	$ 401		$ (371)	$ 34,826	$ 16,049	$ (16,544)	$ 142	$ 322	$ (4,690)	$ 30,135	$ 2,190
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		4,575					4,568					4,568	7
Other comprehensive income (loss)		4,083						2,602	(235)	501	1,169	4,037	46
Total comprehensive (loss) income		8,658					4,568	2,602	(235)	501	1,169	8,605	53
Recognition of share-based payments (note 8.3)		31			9	22						31
Dividend (note 11.4)		(145)											(145)
Acquisition		48											48
Mandatorily convertible bonds extension (note 11.2)		(83)											(83)
Other movements		$ 21					18					18	3
Ending balance (in shares) at Dec. 31, 2017		1,019,916,787	1,020,000,000	[1]
Ending balance at Dec. 31, 2017		$ 40,855	$ 401		(362)	34,848	20,635	(13,942)	(93)	823	(3,521)	38,789	2,066
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		5,330					5,149					5,149	181
Other comprehensive income (loss)		(1,575)						(2,174)	732	(608)	572	(1,478)	(97)
Total comprehensive (loss) income		3,755					5,149	(2,174)	732	(608)	572	3,671	84
Recognition of share-based payments (note 8.3)		28			19	9						28
Dividend (note 11.4)		(216)					(101)					(101)	(115)
Acquisition		(68)					(55)					(55)	(13)
Other movements (in shares)	[1]		1,000,000
Other movements		(20)					(17)			(3)		(20)	0
Share buyback (note 10.1) (in shares)	[1]		(7,000,000)
Share buyback (note 11.1)		$ (226)			(226)							(226)
Change in share capital currency (note 11.1)			$ (37)			37
Ending balance (in shares) at Dec. 31, 2018		1,013,568,258	1,014,000,000	[1]
Ending balance at Dec. 31, 2018		$ 44,108	$ 364		(569)	34,894	25,611	(16,116)	639	212	(2,949)	42,086	2,022
Changes in equity [abstract]
Net (loss) income (including non-controlling interests)		(2,391)					(2,454)					(2,454)	63
Other comprehensive income (loss)		(624)						(9)	(404)	38	(291)	(666)	42
Total comprehensive (loss) income		(3,015)					(2,454)	(9)	(404)	38	(291)	(3,120)	105
Recognition of share-based payments (note 8.3) (shares)	[1]		2,000,000
Recognition of share-based payments (note 8.3)		(11)			57	(68)						(11)
Dividend (note 11.4)		(357)					(203)					(203)	(154)
Other movements		(11)											(11)
Share buyback (note 10.1) (in shares)	[1]		(4,000,000)
Share buyback (note 11.1)		(90)			(90)							(90)
Sharing of cash flow hedge (gain) from INR/USD hedging programs related to AMNS India (note 2.4.1)		$ (141)					(141)					(141)
Transfer of fair value reserve of equity instruments designated at FVOCI (note 2.5)							70			(70)
Ending balance (in shares) at Dec. 31, 2019		1,012,079,421	1,012,000,000	[1]
Ending balance at Dec. 31, 2019		$ 40,483	$ 364		$ (602)	$ 34,826	$ 22,883	$ (16,125)	$ 235	$ 180	$ (3,240)	$ 38,521	$ 1,962

[1]
Amounts are in millions of shares (treasury shares are excluded). On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the number of outstanding shares decreased from 3,058 to 1,020 and all prior periods have been recast in accordance with IFRS. Please refer to note 11 for further information.